Redeemable Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2022
Redeemable Non-Controlling Interests [Abstract]
Schedule of Movement of Redeemable Non-Controlling Interests	The movement of redeemable non-controlling interests is as follows:
	For the years ended December 31,
	2022	2021	2020
	Restated
Balance at beginning of the period	$-	$-	$-
Contribution from redeemable non-controlling interests	29,467,667	-	-
Accretion to redemption value of redeemable non-controlling interests	2,600,738	-	-
Foreign exchange effect	(840,076)	-	-
Balance at end of the period	$31,228,329	$-	$-